Earnings per share - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share [Line Items]
Antidilutive stock options to purchase common shares	2,374,500	22,980,700	6,270,500	13,776,300